As Filed with the U.S. Securities and Exchange Commission On June 2, 2005

                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 58 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 59 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of rule 485

|_|   on (date) pursuant to paragraph (b)(1)(v) of rule 485

|_|   60 days after filing pursuant to paragraph (a)(1) of rule 485

|X|   on August 1, 2005 pursuant to paragraph (a)(1) of rule 485

|_|   75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|   on (date) pursuant to paragraph (a)(2) of rule 485

--------------------------------------------------------------------------------

THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

                                                                  Strategic Fund
                                                                CORE EQUITY FUND

                                                              Rydex Series Funds
                                        H-CLASS SHARES PROSPECTUS August 1, 2005

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                 ---------------

                                                                 [LOGO] RYDEX(R)

                                                                 ---------------

2


TABLE OF CONTENTS

         RYDEX STRATEGIC FUND OVERVIEW                             3
              Core Equity Fund                                     4
         INVESTMENTS AND RISKS                                     7
         SHAREHOLDER INFORMATION                                  10
         TRANSACTION INFORMATION                                  10
         BUYING FUND SHARES                                       12
         SELLING FUND SHARES                                      14
         EXCHANGING FUND SHARES                                   15
         RYDEX ACCOUNT POLICIES                                   16
         DISTRIBUTION AND SHAREHOLDER SERVICES                    18
         DIVIDENDS AND DISTRIBUTIONS                              18
         TAX INFORMATION                                          19
         MANAGEMENT OF THE FUND                                   19
         FINANCIAL HIGHLIGHTS                                     22

                                                                    PROSPECTUS 3


                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the Core Equity Fund (the "Strategic Fund" or the "Fund").

H-Class Shares of the Fund are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Fund through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

4


CORE EQUITY FUND (RYQMX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Core Equity Fund seeks long term capital appreciation. The investment objective of the Core Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing through a combination of quantitative value-oriented and growth-oriented strategies within economic sectors and across the small, medium and large market capitalization ranges.

The Advisor uses a quantitative model to allocate the Fund's investments among these sector and capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indexes, such as futures contracts, options and swap transactions.

PRINCIPAL RISKS

The Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Fund to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

                                                                    PROSPECTUS 5


PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Core Equity Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

CORE EQUITY FUND
                       The year-to-date return for the period from January 1, 2005 through June 30, 2005 is X.XX%.

2001       XX.XX       HIGHEST QUARTER RETURN
                       (quarter ended ________)       XX.XX%
2002       XX.XX       LOWEST QUARTER RETURN
                       (quarter ended ________)       XX.XX%
2003       XX.XX

2004       XX.XX

2005       XX.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)(1) H-CLASS SHARES

                                                               FUND RETURN AFTER
                                                                     TAXES ON
                                            FUND RETURN AFTER   DISTRIBUTIONS AND
                          FUND RETURN           TAXES ON           SALE OF FUND      RUSSEL 3000
                          BEFORE TAXES      DISTRIBUTIONS (2)       SHARES (2)        INDEX (3)
--------------------------------------------------------------------------------------------------
PAST ONE YEAR                XX.XX%              XX.XX%               XX.XX%           XX.XX%
SINCE INCEPTION
(09/23/04)                   XX.XX%              XX.XX%               XX.XX%           XX.XX%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE RUSSELL (3000)(R) INDEX OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. MARKET. THE RUSSELL (3000)(R) IS CONSTRUCTED TO PROVIDE A COMPREHENSIVE, UNBIASED, AND STABLE BAROMETER OF THE BROAD MARKET AND IS COMPLETELY RECONSTITUTED ANNUALLY TO ENSURE NEW AND GROWING EQUITIES ARE REFLECTED. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Core Equity Fund.

SHAREHOLDER FEES*_____________________________________________________________________________     NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES**_____________________________________________________________________________     XX.XX%
DISTRIBUTION (12b-1) FEES_____________________________________________________________________     XX.XX%
OTHER EXPENSES________________________________________________________________________________     XX.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES__________________________________________________________     XX.XX%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%. BECAUSE THE PERFORMANCE ADJUSTMENT IS APPLIED RELATIVE TO THE PERFORMANCE OF THE RUSSELL 3,000(R) INDEX, THE ADVISOR COULD RECEIVE A POSITIVE PERFORMANCE ADJUSTMENT EVEN DURING PERIODS WHERE THE FUND'S PERFORMANCE IS NEGATIVE. SEE "MANAGEMENT OF THE FUND" FOR ADDITIONAL INFORMATION.

6


EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Core Equity Fund                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
H-Class                                  $XXX       $XXX       $XXX       $XXX

                                                                    PROSPECTUS 7


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor") develops and implements structured investment strategies designed to achieve the Fund's objective.

CORE EQUITY FUND - The Advisor manages the Fund by maintaining exposure to each of six "style specific" and "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap value and small-cap growth segments of the market. The Advisor generally allocates the Fund's investments equally among the style segments and rebalances periodically using a quantitative methodology designed to reduce the Fund's volatility relative to the overall U.S. equity market. In selecting Fund investments, the Advisor considers a universe of approximately 3000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor classifies securities between growth and value styles based on relative price-to-book ratios and estimates of forecasted growth values. The Advisor classifies securities among the large, medium and small cap segments of the market based on relative market capitalization. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2000 companies to represent the small-cap segment. The Advisor may adjust the number of companies included in these various market segments, as appropriate, based on quantitative factors.

MASTER FEEDER INVESTMENT STRUCTURE

The Fund reserves the right to pursue its investment objective through a "master-feeder arrangement." Under a master-feeder arrangement, the Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Core Equity Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

If the Fund pursues its investment objective through a master-feeder arrangement, the Advisor would manage the investment portfolios of both the Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Fund pursued its investment objectives directly. The Fund is permitted to change its investment strategy in order to pursue its investment objective through a master-feeder arrangement without shareholder approval, if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders. In addition, the Fund may discontinue investing through the master-feeder arrangement and pursue its investment objectives directly if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As indicated below, the Fund is subject to a number of risks that may affect the value of the Fund's shares.

EQUITY RISK - The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

8


TRADING HALT RISK - The Fund typically will hold short- term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objectives. In such an event, the Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK - The Fund may invest a percentage of its assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. It may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiences losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK - Since the Fund is non-diversified, the Fund may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

                                                                    PROSPECTUS 9


SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

10


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex shareholder services and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex shareholder services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex shareholder services at
800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

      --------------------------------------------------------------------------
      MINIMUM AMOUNTS

      The minimum initial investment amount and minimum account balance for H-Class Shares are:

      o $25,000 self-directed accounts (INCLUDING RETIREMENT ACCOUNTS)

      o $15,000 for accounts managed by a financial professional

      For new IRA accounts to meet H-Class Shares' minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex

      There are no minimum amounts for subsequent investments in the Fund. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

      --------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of corporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

                                                                   PROSPECTUS 11


--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

The Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
--------------------------------------------------------------------------------

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Fund's transfer agent, distributor, or authorized dealer subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor.

------------------------------------------------------------------------
FUND                                              CUT-OFF TIME (ET)
------------------------------------------------------------------------
ALL STRATEGIC FUNDS                                   3:45 P.M.*
------------------------------------------------------------------------

* FOR INTERNET TRANSACTIONS IN THE STRATEGIC FUNDS, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Fund. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your

12


transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times.

PURCHASE PROCEDURES

The Fund offers you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

--------------------------------------------------------------------------------------------------
                         INITIAL PURCHASE                         SUBSEQUENT PURCHASES
                  --------------------------------------------------------------------------------
                  Complete the account application       Complete the Rydex investment slip
                  that corresponds to the type of        included with your quarterly
                  account you are opening.               statement or send written purchase
                                                         instructions that include:
                  o MAKE SURE TO DESIGNATE WHICH
BY MAIL           RYDEX FUND(S) YOU WANT TO              o YOUR NAME
IRA AND OTHER     PURCHASE.
RETIREMENT                                               o YOUR SHAREHOLDER ACCOUNT NUMBER
ACCOUNTS          o MAKE SURE YOUR INVESTMENT
REQUIRE           MEETS THE ACCOUNT MINIMUM.             o WHICH RYDEX FUND(S) YOU WANT TO
ADDITIONAL                                               PURCHASE.
PAPERWORK.
                  --------------------------------------------------------------------------------
CALL RYDEX                            Make your check payable to RYDEX FUNDS.
SHAREHOLDER       --------------------------------------------------------------------------------
SERVICES TO            Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
REQUEST A         --------------------------------------------------------------------------------
RETIREMENT              Include the name of the Rydex Fund(s) you want to purchase on your check.
ACCOUNT                  IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
INVESTOR              INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
APPLICATION                          WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
KIT.              --------------------------------------------------------------------------------
                   Mail your application and check to:    Mail your written purchase instructions
                                                                          and check to:
                  --------------------------------------------------------------------------------
                  MAILING ADDRESS:

                  Rydex Funds
                  Attn: Ops. Dept.
                  9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
--------------------------------------------------------------------------------------------------

                                                                   PROSPECTUS 13

----------------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                  ----------------------------------------------------------------------------------
                  Obtain an account number by            Be sure to designate in your wire
                  completing the account                 instructions which Rydex Fund(s)
                  application that corresponds to             you want to purchase.
                  the type of account you are
                  opening. Then, fax or mail it to
                  Rydex.

                  o MAKE SURE TO DESIGNATE WHICH
                  RYDEX FUND(S) YOU WANT TO
                  PURCHASE.

                  o MAKE SURE YOUR INVESTMENT MEETS
                  THE ACCOUNT MINIMUM.
                  ----------------------------------------------------------------------------------
BY WIRE           To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE FOLLOWING
RYDEX FAX NUMBER: INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
301.296.5103      PURCHASING:

RYDEX             o Account Number
SHAREHOLDER
SERVICES PHONE    o Fund Name
NUMBER:
800.820.0888      o Amount of Wire
OR
301.296.5406      o Fed Wire Reference Number (upon request)

                  You will receive a confirmation number to verify that your purchase order has been accepted.

                        IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING WIRE, YOUR
                              PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.
                  ----------------------------------------------------------------------------------
                  WIRE INSTRUCTIONS:
                  U.S. Bank
                  Cincinnati, OH
                  Routing Number: 0420-00013
                  For Account of: Rydex Funds
                  Account Number: 48038-9030
                  [Your Name]
                  [Your shareholder account number]

                     IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                    INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                              FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

----------------------------------------------------------------------------------------------------
BY                Follow the directions on the Rydex web site - www.rydexinvestments.com
INTERNET
(ACH)
----------------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO

14


THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption order. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. The Fund offers you the option to send redemption orders by:

--------------------------------------------------------------------------------
                 Rydex Funds
                 Attn: Ops. Dept.
   MAIL          9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103
    FAX          If you send your redemption order by fax, you should call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
 TELEPHONE       800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to

                                                                   PROSPECTUS 15


a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

The Fund may redeem your shares if the value of your account falls below the required minimum investment amount due to redemption activity. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares. In addition, to offset the administrative expense of servicing small accounts, the Fund may impose an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Fund for H-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Fund's transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Fund offers you the option to send exchange requests by:

--------------------------------------------------------------------------------
              Rydex Funds
    MAIL      Attn: Ops. Dept.
              9601 Blackwell Road, Suite 500
              Rockville, MD 20850
--------------------------------------------------------------------------------
              301.296.5103
              If you send your exchange request by fax, you should call Rydex
    FAX       shareholder services at 800.820.0888 to verify that your fax was received.
--------------------------------------------------------------------------------
 TELEPHONE    800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
  INTERNET    Follow the directions on the Rydex web site -
              www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o     your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

16


EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of H-Class Shares of any Fund for H-Class, Investor Class or Advisor Class Shares of any Rydex Strategic Fund, Rydex Dynamic Fund, Rydex Benchmark Fund, Rydex Sector Fund or Rydex Money Market Fund (collectively, the "Rydex Funds"). The Rydex Funds are separate mutual funds offered through separate prospectuses. If you are contemplating an exchange for shares of any Rydex Fund not described in this Prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

FEDERAL REGULATIONS MAY REQUIRE THE FUND TO OBTAIN YOUR NAME, YOUR DATE OF BIRTH (FOR A NATURAL PERSON), YOUR RESIDENTIAL STREET ADDRESS OR PRINCIPAL PLACE OF BUSINESS AND YOUR SOCIAL SECURITY NUMBER, EMPLOYER IDENTIFICATION NUMBER OR OTHER GOVERNMENT ISSUED IDENTIFICATION WHEN YOU OPEN AN ACCOUNT. ADDITIONAL INFORMATION MAY BE REQUIRED IN CERTAIN CIRCUMSTANCES OR TO OPEN CORPORATE ACCOUNTS OR OTHER ENTITY. THE FUND MAY USE THIS INFORMATION TO ATTEMPT TO VERIFY YOUR IDENTITY. THE FUND MAY NOT BE ABLE TO ESTABLISH AN ACCOUNT IF THE NECESSARY INFORMATION IS NOT RECEIVED. THE FUND MAY ALSO PLACE LIMITS ON ACCOUNT TRANSACTIONS WHILE IT IS IN THE PROCESS OF ATTEMPTING TO VERIFY YOUR IDENTITY. ADDITIONALLY, IF THE FUND IS UNABLE TO VERIFY YOUR IDENTITY AFTER YOUR ACCOUNT IS ESTABLISHED, THE FUND MAY BE REQUIRED TO REDEEM YOUR SHARES AND CLOSE YOUR ACCOUNT.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates does not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g. if you are unable to access your online service provider), input errors on the internet, severe weather, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

                                                                   PROSPECTUS 17


STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $15 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

ACTIVE INVESTORS AND MARKET TIMING

Unlike most other Rydex Funds, the Core Equity Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this Prospectus and approved by the Fund's Board of Trustees. Currently, the Fund restricts shareholders to no more than one substantive redemption out of the Fund (by any means, including exchanges) followed by a purchase of the Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor has determined, in it sole discretion, could adversely affect management of the Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. The Board of Trustees have approved a redemption fee of 1% of the total redemption amount to be imposed uniformly on all Fund shares redeemed within 30 days of buying them (either by purchase or exchange) subject to the limitations discussed below. For purposes of applying the Fund's policies, Rydex may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and

18


other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of abusive, harassing or threatening conduct or suspected fraudulent or illegal activity. This action may be taken when, in the sole discretion of fund management, it is deemed to be in the best interest of the Fund or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/ or shareholder services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

OTHER COMPENSATION TO DEALERS

In addition to amounts paid as a sales commission, Rydex Investments, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of Rydex Investments, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers in any given year will vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customers' assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. Rydex Investments determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. (A number of factors will be considered in determining payments, including the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with Rydex Investments.) Rydex Investments will, on an annual basis, determine the advisability of continuing these payments. Rydex Investments may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

                                                                   PROSPECTUS 19


TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Fund. The Advisor has served as the investment adviser of the Rydex Series Funds since the Fund's inception over 11 years ago, and serves as sub-adviser to several other mutual funds.

20


The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund pays the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2005, based on the average daily net assets for the Fund, as set forth below:

FUND                                                        ADVISORY FEE
-------------------------------------------------------------------------
CORE EQUITY FUND                                                   0.90%*

* REPRESENTS THE BASE MANAGEMENT FEE THAT IS SUBJECT TO A PERFORMANCE ADJUSTMENT SO THAT BASE FEE CAN INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON WILL BE MADE FOR A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH BEGINNING JUNE 30, 2004. THE 12-MONTH COMPARISON PERIOD WILL ROLL OVER WITH EACH SUCCEEDING MONTH, SO THAT IT WILL ALWAYS EQUAL 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT IS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WILL BE ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT IS +/- 0.20%.

THE ADVISOR BEARS ALL OF ITS OWN COSTS ASSOCIATED WITH PROVIDING THESE ADVISORY SERVICES AND THE EXPENSES OF THE BOARD OF TRUSTEES WHO ARE AFFILIATED WITH THE ADVISOR. THE ADVISOR MAY MAKE PAYMENTS FROM ITS OWN RESOURCES TO BROKER-DEALERS AND OTHER FINANCIAL INSTITUTIONS IN CONNECTION WITH THE SALE OF FUND SHARES.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investment strategy. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Leadership Team, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a

                                                                   PROSPECTUS 21


trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

22

FINANCIAL HIGHLIGHTS TO BE INSERTED

      ADDITIONAL INFORMATION ABOUT THE FUND IS INCLUDED IN THE TRUST'S SAI DATED AUGUST 1, 2005, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUND. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING
      ADDRESS: PUBLICINFO@SEC.GOV.

      YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

      THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                                                   PROSPECTUS 23


[LOGO] Rydex Investments
       Essential for modern markets(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolio (the "Fund") of Rydex Series Funds (the "Trust"):

                                CORE EQUITY FUND

This SAI is not a prospectus. It should be read in conjunction with the Fund's current Prospectuses for A-Class, C-Class and H-Class Shares, dated August 1, 2005. Copies of the Fund's Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust's most recent financial statements are incorporated herein by reference and must be delivered with this SAI.

                     The date of this SAI is August 1, 2005

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION ABOUT THE TRUST..........................................S-1

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS............................S-1

INVESTMENT RESTRICTIONS.....................................................S-11

BROKERAGE ALLOCATION AND OTHER PRACTICES....................................S-13

MANAGEMENT OF THE TRUST.....................................................S-15

PRINCIPAL HOLDERS OF SECURITIES.............................................S-28

DETERMINATION OF NET ASSET VALUE............................................S-28

PURCHASE AND REDEMPTION OF SHARES...........................................S-29

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS..............S-30

DIVIDENDS, DISTRIBUTIONS, AND TAXES.........................................S-33

OTHER INFORMATION...........................................................S-37

COUNSEL.................................................................... S-38

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN.................S-38

FINANCIAL STATEMENTS........................................................S-39

APPENDIX A...................................................................A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. The Fund has its own assets and liabilities.

This SAI relates to the following series of the Trust: Core Equity Fund (the "Strategic Fund" or the "Fund"). The Fund currently offers A-Class Shares, C-Class Shares and H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the A-Class and C-Class Prospectus. For more information on shareholder servicing and distribution expenses, see "Distribution" below. Additional funds and/or classes may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

The  Fund's  investment  objective  and  principal  investment   strategies  are
described in the Prospectuses. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to the Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Fund discussed below and in the Prospectuses may be used by the Fund if, in the opinion of the Advisor, these strategies will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without violating the Fund's fundamental investment policies. There is no assurance that any of the Fund's strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

BORROWING

The Fund may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

FOREIGN ISSUERS

The Fund may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES

While the Fund does not anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The board of trustees of the Trust (the "Board") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by the Fund, to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

While the Fund does not anticipate doing so, the Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. The Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement.

If the Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund's may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Fund uses futures and/or options on futures, the Fund will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

SWAP AGREEMENTS

The Fund may enter into equity index or interest rate swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER

A change in the securities held by a fund is known as "portfolio turnover." In general, the Advisor manages the Fund without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. Because the Fund expects to use all short-term instruments, the Fund's reported portfolio turnover may be low despite relatively high portfolio activity which would involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

As discussed in the Trust's Prospectuses, the Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Fund may use reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when this will be advantageous to the Fund. The Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position.

The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

STOCK INDEX FUTURES CONTRACTS

The Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash, U.S. Government Securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting its principal business activities in the same industry; except that, to the extent the benchmark or sector selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board and, with respect to the policy to invest at least 80% of the Fund's assets in securities of companies in a specific sector, subject to 60 days prior notice to shareholders.

The Fund shall not:

1.    Invest in warrants.

2.    Invest in real estate limited partnerships.

3.    Invest in mineral leases.

4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

5.    Invest in companies for the purpose of exercising control.

6. Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

9. Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Fund, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, the Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended March 31, 2003, 2004 and 2005 the Fund paid the following brokerage commissions:

--------------------------------------------------------------------------------------------------------------------
                                                                                               AGGREGATE BROKERAGE
                                   FUND        AGGREGATE BROKERAGE      AGGREGATE BROKERAGE    COMMISSIONS DURING
                                INCEPTION      COMMISSIONS DURING       COMMISSIONS DURING      FISCAL YEAR ENDED
          FUND NAME                DATE      FISCAL YEAR ENDED 2003   FISCAL YEAR ENDED 2004          2005
--------------------------------------------------------------------------------------------------------------------
Core Equity                                          $57,777                 $244,745
--------------------------------------------------------------------------------------------------------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing  or  selling  securities,  and  the  availability  of  securities  or purchasers  or  sellers of  securities;  (2)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Fund's Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Fund paid the following commissions on brokerage transactions to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

----------------------------------------------------------------------------------------------------------
                                                                              TOTAL DOLLAR AMOUNT OF
                                TOTAL DOLLAR AMOUNT OF BROKERAGE         TRANSACTIONS INVOLVING BROKERAGE
          FUND NAME             COMMISSIONS FOR RESEARCH SERVICES       COMMISSIONS FOR RESEARCH SERVICES
----------------------------------------------------------------------------------------------------------
Core Equity
----------------------------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The members of the Board, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal year ended March 31, 2004, the Core Equity Fund paid $16,005 in brokerage commissions to affiliates. For the fiscal year ended March 31, 2005, the Fund paid ___________ in brokerage commissions to affiliates.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of July , 2005, the following Fund held securities of the Trust's "regular brokers or dealers:"

-----------------------------------------------------------------------------------------------------
                                                                      TOTAL AMOUNT OF SECURITIES OF
                                                                        EACH REGULAR BROKER-DEALER
     FUND NAME                      FULL NAME OF BROKER/DEALER                     HELD
-----------------------------------------------------------------------------------------------------
Core Equity



-----------------------------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Board under the laws of the State of Delaware. Each Board member is responsible for the 42 Funds in the Trust as well as other funds in the Rydex Family of Funds, including the Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, that are described in separate prospectuses and SAIs. In total the Rydex Family of Funds is comprised of 91 Funds, each of which is overseen by the Board. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

INTERESTED TRUSTEE*

CARL G. VERBONCOEUR (52)

      Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, 2004 to present; President of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, 2003 to present; Vice President of Rydex Series Funds, 1997 to 2003; Vice President of Rydex Dynamic Funds, 2000 to 2003; Vice President of Rydex Variable Trust, 2003 to present; Vice President of Rydex ETF Trust, calendar year 2003, Vice President of Rydex Capital Partners SPhinX Fund, 2003 to present; Treasurer of Rydex Series Funds and Rydex Variable Trust, 1997 to 2003; Treasurer of Rydex Dynamic Funds, 1999 to 2003; Treasurer of Rydex ETF Trust, 2002 to 2003; Treasurer of Rydex Capital Partners SPhinX Fund, calendar year 2003; Chief Executive Officer and Treasurer of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2003 to present; Chief Executive Officer of Rydex Capital Partners I, LLC, investment adviser, 2004 to present; Treasurer of Rydex Capital Partners I, LLC, investment adviser, 2003 to present; President of PADCO Advisors, Inc., PADCO Advisors II, Inc., 2003 to 2004; President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2003 to present; Executive Vice President of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2000 to 2003; Executive Vice President of Rydex Capital Partners I, LLC, investment adviser, 2003 to present; Vice President of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 1997 to 2000; Senior Vice President, Crestar
      Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

      *DENOTES A TRUSTEE WHO MAY BE DEEMED TO BE AN "INTERESTED" PERSON OF THE FUND AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF AFFILIATION WITH THE TRUST'S ADVISOR.

INDEPENDENT TRUSTEES

COREY A. COLEHOUR (59)

      Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Partner of Star Schield Tactical Allocation Research, a registered investment adviser, 2003 to present.

J. KENNETH DALTON (64)

      Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O. DEMARET (65)

      Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee, Rydex Capital Partners SPhinX Fund, 2003 to present. Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T. MCCARVILLE (62)

      Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986. Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present.

ROGER SOMERS (60)

      Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; President, Arrow Limousine, 1963 to present.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the most recently completed fiscal year.

      NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust' Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of the Board. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met one time during the most recently completed fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The investment advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the members of the Board who are not parties to the investment advisory agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the investment advisory agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Board uses this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the investment advisory agreement for another year.

Before initially approving the advisory agreement with respect to the Fund, the Board requested and received written materials from the Advisor about: (a) the quality of the Advisor's investment management and other services; (b) the Advisor's investment management personnel; (c) the Advisor's operations and financial condition; (d) the Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Advisor charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisor's profitability from its Fund-related operations; (h) the Advisor's compliance systems; (i) the Advisor's policies on and compliance procedures for personal securities transactions; and (j) the Advisor's reputation, expertise and resources in domestic financial markets.

At the meeting, representatives from the Advisor presented additional oral and written information to the Board to help the Board evaluate the Advisor's fee and other aspects of the investment advisory agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Board then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the investment advisory agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent trustees, agreed that the Advisor had provided high quality services to the Fund in respect of such matters as managing the Fund's portfolios in a manner consistent with the Fund's respective investment objectives, as well as providing transfer agency services, fund accounting services and other services to Fund investors in a manner that meets the needs of investors. In addition, the Board found that the fees charged by the Advisor for the services provided to the Fund were reasonable in light of the costs of the services, the profitability of the Advisor, and the fees charged by advisers to other comparable funds. As a result of these findings, the Board unanimously: (a) concluded that terms of the investment advisory agreement are fair and reasonable; (b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to renew the investment advisory agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Board members' "beneficial ownership" of shares of the Fund and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Board and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

  ------------------------------------------------------------------------------------------------------------
                                                                                   AGGREGATE DOLLAR RANGE OF
                                           DOLLAR RANGE OF FUND SHARES             SHARES IN ALL RYDEX FUNDS
        NAME                                (RYDEX SERIES FUNDS ONLY)                 OVERSEEN BY TRUSTEE
  ------------------------------------------------------------------------------------------------------------
                                    $10,001-$50,000 - Mekros Fund
                                    $1-$10,000 - U.S. Government Money
                                    Market Fund
                                    $1-$10,000 - Juno Fund
  Carl G. Verboncoeur*              $1-$10,000 - OTC Fund                                over $100,000
                                    $1-$10,000 - Large-Cap Japan Fund
                                    $10,001-$50,000 - Nova Fund
                                    $1-$10,000 - Biotechnology Fund
                                    $10,001-$50,000 - Health Care Fund
  ------------------------------------------------------------------------------------------------------------
                                   $10,001-$50,000 - Electronics Fund
                                   $10,001-$50,000 - Technology Fund
                                   $10,001-$50,000 - Financial Services Fund
                                   $10,001-$50,000 - Large-Cap Europe Fund
  Corey A. Colehour                $1-$10,000 - Large-Cap Japan Fund                     over $100,000
                                   $10,001-$50,000 -Mid-Cap Value Fund
                                   $10,001-$50,000 - Transportation Fund
                                   $10,001-$50,000 - Small-Cap Value Fund
                                   $10,001-$50,000 - Large-Cap Value Fun
  ------------------------------------------------------------------------------------------------------------
  J. Kenneth Dalton                $10,001-$50,000 - Juno Fund                          $10,001-$50,000
  ------------------------------------------------------------------------------------------------------------
                                   $10,001-$50,000 - OTC Fund
  John O. Demaret                  $10,001-$50,000 - Technology Fund                     over $100,000
  ------------------------------------------------------------------------------------------------------------
                                   $1-$10,000 - Nova Fund
  Patrick T. McCarville            $1-$10,000 - OTC Fund                                $50,001-$100,000
                                   $10,001-$50,000 - Juno Fund
  ------------------------------------------------------------------------------------------------------------
                                   $10,001-$50,000 - Mekros Fund
                                   $50,001-$100,000 - Medius Fund
  Roger Somers                     $1-$10,000 - Juno Fund                                over $100,000
                                   over $100,000 -Nova Fund
                                   $10,001-$50,000 - Energy Fund
  ------------------------------------------------------------------------------------------------------------

*MR. VERBONCOEUR BECAME AN INTERESTED TRUSTEE, AS DEFINED ABOVE, ON APRIL 30, 2004.

BOARD COMPENSATION. The aggregate compensation paid by the Trust to each of the members of the Board serving during the fiscal year ended March 31, 2005, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust.

----------------------------------------------------------------------------------------------------------------
                                                       PENSION OR
                                                       RETIREMENT                                   TOTAL
                                  AGGREGATE         BENEFITS ACCRUED         ESTIMATED           COMPENSATION
                                COMPENSATION       AS PART OF TRUST'S     ANNUAL BENEFITS          FROM FUND
           NAME                   FROM TRUST            EXPENSES          UPON RETIREMENT          COMPLEX*
----------------------------------------------------------------------------------------------------------------
Carl Verboncoeur**                   n/a                  n/a                  n/a                  n/a
----------------------------------------------------------------------------------------------------------------
Corey A. Colehour                  $47,500                $0                    $0                $86,500
----------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton                  $47,500                $0                    $0                $86,500
----------------------------------------------------------------------------------------------------------------
Roger Somers                       $47,500                $0                    $0                $86,500
----------------------------------------------------------------------------------------------------------------
John O. Demaret                    $47,500                $0                    $0                $92,500
----------------------------------------------------------------------------------------------------------------
Patrick T. McCarville              $47,500                $0                    $0                $86,500
----------------------------------------------------------------------------------------------------------------

*REPRESENTS TOTAL COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX SERIES FUNDS, RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST, RYDEX ETF TRUST AND, WITH RESPECT TO MR. DEMARET, COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX CAPITAL PARTNERS SPHINX FUND.

**MR. VERBONCOEUR BECAME AN INTERESTED TRUSTEE, AS DEFINED ABOVE, ON APRIL 30, 2004. AS AN OFFICER OF THE ADVISOR, HE DOES NOT RECEIVE COMPENSATION FROM THE TRUST.

TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the officers receive compensation from the Trust for their services.

CARL G. VERBONCOEUR (52)

      Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, 2004 to present; President of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, 2003 to present; Vice President of Rydex Series Funds, 1997 to 2003; Vice President of Rydex Dynamic Funds, 2000 to 2003; Vice President of Rydex Variable Trust, 2003 to present; Vice President of Rydex ETF Trust, calendar year 2003, Vice President of Rydex Capital Partners SPhinX Fund, 2003 to present; Treasurer of Rydex Series Funds and Rydex Variable Trust, 1997 to 2003; Treasurer of Rydex Dynamic Funds, 1999 to 2003; Treasurer of Rydex ETF Trust, 2002 to 2003; Treasurer of Rydex Capital Partners SPhinX Fund, calendar year 2003; Chief Executive Officer and Treasurer of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2003 to present; Chief Executive Officer of Rydex Capital Partners I, LLC, investment adviser, 2004 to present; Treasurer of Rydex Capital Partners I, LLC, investment adviser, 2003 to present; President of PADCO Advisors, Inc., PADCO Advisors II, Inc., 2003 to 2004; President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2003 to present; Executive Vice President of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2000 to 2003; Executive Vice President of Rydex Capital Partners I, LLC, investment adviser, 2003 to present; Vice President of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 1997 to 2000; Senior Vice President, Crestar
      Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

MICHAEL P. BYRUM (34)

      Vice President of Rydex Series Funds, 1997 to present; Vice President of Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present. Chief Operating Officer of PADCO Advisors, Inc., 2003 to 2004; President of PADCO Advisors, Inc. and PADCO Advisors II. Inc., 2004 to present; Executive Vice President of PADCO Advisors, Inc., 1993 to present; Senior Portfolio Manager of PADCO Advisors, Inc., 1993 to 2003; Chief Operating Officer of PADCO Advisors II, Inc., 2003 to present; Executive Vice President of PADCO Advisors II, Inc., 1996 to present; Senior Portfolio Manager of PADCO Advisors II, Inc., 1996 to 2003; President of Rydex Capital Partners I, LLC., investment adviser, 2003 to present; President of Rydex Capital Partners II, LLC., investment adviser, 2003 to present; Chief Operating Officer of Rydex Distributors, Inc. 2003 to present; Executive Vice President of Rydex Distributors, Inc. 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993.

NICK BONOS (41)

      Vice President and Treasurer of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, 2003 to present; Senior Vice President of Rydex Fund Services, Inc., 2003 to present;

      Vice President of Accounting of Rydex Fund Services, Inc., 2000 to 2003; Vice President of Mutual Fund Services, State Street Corp., 1997 to 1999.

JOANNA M. HAIGNEY (38)

      Chief Compliance Officer of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust and Rydex Capital Partners SPhinX Fund, 2004 to present; Secretary of Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust, 2000 to present; Secretary of Rydex ETF Trust, 2002 to present; Secretary of Rydex Capital Partners SPhinX Fund, 2003 to present. Vice President of Compliance of PADCO Advisors, Inc. and PADCO Advisors II, Inc., 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available upon request by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at WWW.SEC.GOV.

THE ADVISORY AGREEMENT

PADCO Advisors I, Inc.,  9601 Blackwell  Road,  Suite 500,  Rockville,  Maryland
20850, provides portfolio management to the Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, and does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares.

Under an investment advisory agreement with the Advisor dated April 30, 2004, the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Fund and oversees the day(t)o-day operations of the Fund, subject to direction and control by the Board and the officers of the Trust. As of July ___, 2005 assets under management of the Advisor were approximately $XX.XX billion.

ADVISORY FEE. Pursuant to the advisory agreement with the Advisor the Core Equity Fund pays the Advisor a management fee that is comprised of two components: the first component is an annual basic fee (the "basic fee") equal to 0.70% of the Core Equity Fund's average daily net assets, and the second component is a performance fee adjustment. The Core Equity Fund's fee structure is described below.

The Core Equity Fund's basic fee is subject to upward or downward adjustment depending on whether, and to what extent, the investment performance of the Fund for the relevant performance period exceeds, or is exceeded by, the investment record (the "record") of the index determined by the Fund to be appropriate over the same period. The Trustees have designated the Russell 3000(R) Index (the "Index") for this purpose. The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance period consists of a rolling 12-month period, and will be calculated and applied at the end of each month. Each 0.0375% of difference will result in a performance rate adjustment of 0.01%. The maximum annualized performance rate adjustment is +/- 0.20%. A percentage of this rate (based on the number of days in the current month) is then multiplied by the average daily net assets of the Core Equity Fund over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the basic fee. The monthly performance adjustment will be further adjusted to the extent necessary to insure that the total of such adjustments to the basic fee does not exceed +/- 0.20% of average daily net assets for that year.

PERFORMANCE ADJUSTMENT EXAMPLE. The following hypothetical example illustrates the application of the performance adjustment. For purposes of the example, any dividends and capital gain distributions paid by the Core Equity Fund are treated as if reinvested in shares of the Core Equity Fund at net asset value, and any dividends paid on the stocks in the Index are treated as if reinvested in the Index.

The example also makes these assumptions:

                                  FUND'S         INDEX'S            FUND'S
FOR THE  ROLLING 12-MONTH       INVESTMENT     CUMULATIVE   PERFORMANCE RELATIVE
PERFORMANCE PERIOD             PERFORMANCE       CHANGE         TO THE INDEX
-------------------------      -----------     ----------   --------------------

January 1                        $50.00          100.00
December 31                      $55.25          110.20
Absolute change                  +$5.25         +$10.20
Actual change                    +10.50%         +10.20%             +0.30%

Based on these assumptions, the Core Equity Fund calculates the Advisor's management fee rate for the last month of the performance period as follows:

      o The portion of the annual basic fee rate of 0.70% applicable to that month is multiplied by the Fund's average daily net assets for the month. This results in the dollar amount of the basic fee.

      o The +0.30% difference between the performance of the Core Equity Fund and the record of the Index is divided by 3.75, producing a rate of 0.08%.

      o The 0.08% rate (adjusted for the number of days in the month) is multiplied by the Fund's average daily net assets for the performance period. This results in the dollar amount of the performance adjustment.

      o The dollar amount of the performance adjustment is added to the dollar amount of the basic fee, producing the adjusted management fee.

If the record of the Index during the performance period exceeded the Core Equity Fund's performance, the dollar amount of the performance adjustment would be deducted from the dollar amount of the basic fee.

Because the adjustment to the basic fee is based on the comparative performance of the Core Equity Fund and the record of the Index, the controlling factor is not whether the Core Equity Fund performance is up or down, but whether it is up or down more or less than the record of the Index. Therefore, it is possible that the Fund will pay a positive performance adjustment even during periods of negative Fund performance. Moreover, the comparative investment performance of the Core Equity Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Core Equity Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the basic fee. However, the calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index would still be based upon the Core Equity Fund's performance compared to the Index.

It is not possible to predict the effect of the performance adjustment on the overall compensation to the Advisor in the future since it will depend on the performance of the Core Equity Fund relative to the record of the Index.

Under the terms of the advisory contract, the Core Equity Fund pays management fees at a rate equal to the basic fee plus or minus the amount of the performance adjustment for the current semi-annual period. The management fee is computed and accrued daily, and the entire management fee is paid monthly.

For the fiscal years ended March 31, 2002, March 31, 2003 and March 31, 2004 the Advisor received the following investment advisory fees from the Fund:

------------------------------------------------------------------------------------------------------------
                                                     ADVISORY FEES       ADVISORY FEES      ADVISORY FEES
                            FUND                    PAID FOR FISCAL     PAID FOR FISCAL    PAID FOR FISCAL
                         INCEPTION     ADVISORY        YEAR ENDED         YEAR ENDED          YEAR ENDED
   FUND NAME                DATE          FEE             2003               2004                2005
------------------------------------------------------------------------------------------------------------
Core Equity                                             $73,449           $374,291
------------------------------------------------------------------------------------------------------------

The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

--------------------------------------------------------------------------------------------------------------------
                       REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                           COMPANIES(1,2)                     VEHICLES(1)                   OTHER ACCOUNTS(1)
                  --------------------------------------------------------------------------------------------------
                    NUMBER                           NUMBER                            NUMBER
                      OF                               OF                                OF
    NAME           ACCOUNTS       TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------
Michael P.            91            $12.6 B             2             $1.5 M              8            < $5 M
Byrum
--------------------------------------------------------------------------------------------------------------------
William E.
Flaig Jr.             90            $12.3 B             0               N/A              14            < $5 M
--------------------------------------------------------------------------------------------------------------------
James R. King         91            $12.6 B             0               N/A               3            < $5 M
--------------------------------------------------------------------------------------------------------------------

(1)   INFORMATION PROVIDED IS AS OF APRIL 12, 2005.

(2) THE PORTFOLIO MANAGERS MANAGE ONE ACCOUNT THAT IS SUBJECT TO A PERFORMANCE-BASED ADVISORY FEE. THE ACCOUNT HAD $87.1 M IN ASSETS UNDER MANAGEMENT AS OF APRIL 12, 2005.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Fund. The portfolio managers' compensation consists of an annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio manager. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of March 9, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

--------------------------------------------------------------------------------
   PORTFOLIO MANAGER               FUND              DOLLAR RANGE OF FUND SHARES
--------------------------------------------------------------------------------
Michael P. Byrum                    0                            n/a
--------------------------------------------------------------------------------
William E. Flaig, Jr.               0                            n/a
--------------------------------------------------------------------------------
James R. King                       0                            n/a
--------------------------------------------------------------------------------

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and the Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

For the fiscal years ended March 31, 2003, March 31, 2004, and March 31, 2005 the Fund paid the Servicer the following service fees:

--------------------------------------------------------------------------------------------------------
                                         SERVICE FEES PAID     SERVICE FEES PAID     SERVICE FEES PAID
                              FUND        FOR FISCAL YEAR       FOR FISCAL YEAR       FOR FISCAL YEAR
                           INCEPTION           ENDED                 ENDED                 ENDED
    FUND NAME                 DATE             2003                  2004                   2005
--------------------------------------------------------------------------------------------------------
Core Equity                                    $20,403              $128,033                 N/A
--------------------------------------------------------------------------------------------------------

Pursuant to an Accounting Services Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. The Servicer received the following fees for the fiscal periods ended March 31, 2002, March 31, 2003, and March 31, 2004:

-------------------------------------------------------------------------------------------------------
                                         ACCOUNTING              ACCOUNTING              ACCOUNTING
                          FUND        SERVICE FEES PAID       SERVICE FEES PAID       SERVICE FEES PAID
                       INCEPTION       FOR FISCAL YEAR         FOR FISCAL YEAR         FOR FISCAL YEAR
      FUND NAME           DATE           ENDED 2003              ENDED 2004              ENDED 2005
-------------------------------------------------------------------------------------------------------
Core Equity                                $8,161                  $51,213
-------------------------------------------------------------------------------------------------------

DISTRIBUTION

Pursuant to a Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly-owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Fund or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Fund on behalf of the various classes of shares. The Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS DISTRIBUTION PLAN -The Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated service providers, may receive up to 0.25% of the Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated service providers, may receive up to 1.00% of the Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of the Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of the Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - The Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated service providers, may receive up to 0.25% of the Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of the Fund's assets attributable to H-Class Shares to designated service providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Fund.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the services providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

The Fund paid the following fees pursuant to the plans for the fiscal year ended March 31, 2005:

-----------------------------------------------------------------------------
           FUND NAME             C-CLASS         H-CLASS      A-CLASS
-----------------------------------------------------------------------------
Core Equity
-----------------------------------------------------------------------------

COSTS AND EXPENSES

The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; fees and expenses of non-interested Board members; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the trustees of the Trust who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Fund or to the Fund's shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of July , 2005 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Fund.

--------------------------------------------------------------------------------
                                              PERCENTAGE
                              NUMBER OF        OF FUND       NAME AND ADDRESS OF
SHARE CLASS    FUND NAME       SHARES           SHARES        BENEFICIAL OWNER
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating NAV." The net asset value of the Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

OTC securities held by the Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes, which may be necessary to assure that the investments of the Fund are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges and markets may modify its holiday schedule at any time.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation
Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Fund are sold subject to a front-end sales charge as described in the A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Fund's shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

---------------------------------------------------------------------------------------------------

AMOUNT OF INVESTMENT                        AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
---------------------------------------------------------------------------------------------------
Less than $100,000                                                 4.00%
---------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                    3.00%
---------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                    2.25%
---------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                  1.20%
---------------------------------------------------------------------------------------------------
Greater than $1,000,000                                            1.00%
---------------------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own, calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of the Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

      AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class share made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Fund has limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the

            Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Trust's Prospectuses under "Dividends and Distributions." Normally, all such distributions of the Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the fund's shareholders. The Fund will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (the "Asset Test").

Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by the Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by the Fund's shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Fund may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of the Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

OPTIONS TRANSACTIONS BY THE FUND

If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund's transactions in certain options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government Securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund's Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, or the principal underwriter.

Information concerning the Fund's portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other service providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund's current registration statement. As of _____, 2005 Fund portfolio holdings information is disclosed to the following entities as part of ongoing arrangements that serve legitimate business purposes: Morningstar, Lipper, Vickers Stock Research, Thomson Financial, Bloomberg and Standard & Poor's.

The Fund's Chief Compliance Officer, or his or her designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available) in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. The Fund or class of the Fund will vote separately on matters relating solely to that Fund or class. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  web  site  at  WWW.RYDEXINVESTMENTS.COM  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

_________________________,   __________________________________________________,
is the independent registered public accounting firm of the Trust and of the Fund. For the years ended March 31, 2003 and prior, __________________________
___________________________, was the independent registered public accounting firm of the Trust.

U.S. Bank, N.A. (the "Custodian") 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Fund. The custodian holds the portfolio securities of the Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2005, including notes thereto and the report of ___________, and the Trust's financial statements for the fiscal year ended _______________, including notes thereto and the reports of ______________, are incorporated by reference into this SAI. A copy of the Trust's 2005 Annual Reports to Shareholders must accompany the delivery of this Statement of Additional Information.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

      A.    Proxy Voting Policies

            Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

      The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.

      B.    Proxy Voting Procedures

            Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex Investments has agreed to:

      o Provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

      o Deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

      o Provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with IRRC with respect to the classification of a proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

      The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)   The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)  The shareholder meeting date;

      (v)   A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or IRRC as its agent) cast the client's vote on the matter;

      (viii)How Rydex Investments (or IRRC as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or IRRC as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

      Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information.

      With respect to Rydex Investments' Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

      Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

      Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                     Vote With Mgt.
B. Chairman and CEO is the Same Person                            Vote With Mgt.
C. Majority of Independent Directors                              Vote With Mgt.
D. Stock Ownership Requirements                                   Vote With Mgt.
E. Limit Tenure of Outside Directors                              Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection  Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                 Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election             Vote With Mgt.
B. Reimburse Proxy Solicitation                                   Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                             Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                             Vote With Mgt.
B. Cumulative Voting                                              Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                   Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                Case-by-Case
B. Fair Price Provisions                                          Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                     Vote With Mgt.
       To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                     Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting
                                                                  Vote With Mgt.
B. Equal Access
                                                                  Vote With Mgt.
C. Bundled Proposals
                                                                  Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                     Vote With Mgt.
B. Stock Splits                                                   Vote With Mgt.
C. Reverse Stock Splits                                           Vote With Mgt.
D. Preemptive Rights                                              Vote With Mgt.
E. Share Repurchase Programs                                      Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and                   Case-by-Case
        Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes          Vote With Mgt.
C. Employee Stock Ownership Plans                                 Vote With Mgt.
D. 401(k) Employee Benefit Plans                                  Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                 Vote With Mgt.
B. Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions
                                                                  Case-by-Case
B. Corporate Restructuring                                        Vote With Mgt.
C. Spin-Offs                                                      Vote With Mgt.
D. Liquidations                                                   Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                         Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS:

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the U.S. Securities and Exchange Commission ("SEC") on October 30, 1996.

(a)(2) Declaration of Trust dated March 13, 1993 of the Registrant is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(a)(4) Amendment dated February 25, 2000 to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(b)         By-Laws of the Registrant are incorporated herein by reference to
            Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(c)         Not applicable.

(d)(1) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

(d)(2) Amendment dated May 23, 2005 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(e)(1) Distribution Agreement dated February 25, 2000 between the Registrant and PADCO Financial Services, Inc., for shares of the International Funds, is incorporated herein by reference to Exhibit
            (e)(2) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(e)(2) Distribution Agreement dated December 16, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(f)         Not applicable.

(g) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(h)(2) Amendment dated May 23, 2005 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(h)(3) Accounting Services Agreement dated September 25, 1996 between the Registrant and PADCO Service Company, Inc. d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(h)(4) Amendment dated August 11, 1998 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(h)(5) Amendment dated December 11, 1998 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
            (4)(h) of Post-Effective Amendment No. 35 to this Registration Statement, filed with the SEC on July 30, 1999.

(h)(6) Amendment dated February 25, 2000 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
            (h)(8) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 2, 2000.

(h)(7) Amendment dated May 21, 2001 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit
            (h)(7) of Post- Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 30, 2001.

(h)(8) Amendment dated August 20, 2001 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(h)(9) Amendment dated November 5, 2001 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit
            (h)(8) of Post-Effective Amendment No. 45 to this Registration Statement, filed with the SEC on February 7, 2002.

(h)(10) Amendment dated May 20, 2002 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on July 29, 2002.

(h)(11) Amendment dated November 10, 2003 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

(h)(12) Amendment dated May 23, 2005 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(i) Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j) Opinion and consent of Independent Registered Public Accountants, PricewaterhouseCoopers, LLP, to be filed by amendment.

(k)         Not applicable.

(l)         Not applicable.

(m)(1) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective

            Amendment No. 43 to this Registration Statement, filed with the SEC on July 30, 2001.

(m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 30, 2001.

(m)(3) Distribution Plan for H Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 2, 2000.

(m)(4) Amendment dated November 5, 2001 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C Class Shares dated August 28, 2000 is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(m)(5) Amendment dated May 20, 2002 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C Class Shares dated August 28, 2000 is incorporated herein by reference to Post- Effective Amendment No. 48 to this Registration Statement, filed with the SEC on July 29, 2002.

(m)(6) Amendment dated May 21, 2001 to the Distribution Plan for H Class Shares dated February 25, 2000 is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(m)(7) Amendment dated November 5, 2001 to the Distribution Plan for H Class Shares dated February 25, 2000 is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(m)(8) Distribution Plan for A Class Shares dated November 5, 2001 is incorporated herein by reference to Post- Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2004.

(m)(9) Amendment dated May 20, 2002 to the Distribution Plan for H Class Shares dated August 28, 2000 is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on July 29, 2002.

(m)(10) Amendment dated May 20, 2002 to the Distribution Plan for A Class Shares dated November 5, 2001 is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on July 29, 2002.

(m)(11) Amendment dated November 18, 2002 to the Distribution Plan for A Class Shares dated November 5, 2001 is incorporated herein by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed with the SEC on July 31, 2003.

(m)(12) Amendment dated November 10, 2003 to the Distribution and Shareholder Services Plan for Advisor Class Shares and C Class Shares dated August 28, 2000, is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

(m)(13) Amendment dated November 10, 2003 to the Distribution Plan for H Class Shares dated August 28, 2000, is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement, filed with the SEC on July 29, 2004.

(m)(14) Amendment dated November 10, 2003 to the Distribution Plan for A Class Shares dated November 5, 2001 is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(m)(15) Amendment dated May 23, 2005 to the Amended and Restated Distribution and Shareholder Services Plan for

            Advisor Class Shares and C Class Shares dated August 28, 2000 is incorporated herein by reference to Post- Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(m)(16) Amendment dated May 23, 2005 to the Distribution Plan for H Class Shares dated February 25, 2000 is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(m)(17) Amendment dated May 23, 2005 to the Distribution Plan for A Class Shares dated November 5, 2001 is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(n)(1) Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(n)(2) Amendment dated May 23, 2005 to the Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

(o)         Not applicable.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Rydex Capital Partners SPhinX Fund, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc., and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed with the SEC on May 24, 2005.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25.    INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

      (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

      (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

      (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

ADVISER

PADCO Advisors I, Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

The officers and directors of the Advisor are as follows:

         NAME                           POSITION
         ----                           --------
         Carl G. Verboncoeur            Chief Executive Officer and Treasurer
         Michael P. Byrum               President and Secretary

Additional information as to any other business, profession, vocation or employment of substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27.    PRINCIPAL UNDERWRITERS:

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

NAME AND PRINCIPAL          POSITIONS AND OFFICES WITH           POSITIONS AND OFFICES
BUSINESS ADDRESS            UNDERWRITER                          WITH REGISTRANT
------------------          --------------------------           ---------------------
Carl G. Verboncoeur         President, CEO, and Treasurer        President and CEO

Michael P. Byrum            None                                 Vice President

Nick Bonos                  None                                 Vice President and Treasurer

Joanna M. Haigney           None                                 Secretary

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS:

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29.    MANAGEMENT SERVICES:

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.    UNDERTAKINGS:

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Trust has duly caused this Post-Effective Amendment No. 58 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 31st day of May, 2005.

                                                      RYDEX SERIES FUNDS


                                                      /S/ CARL G. VERBONCOEUR
                                                      -----------------------
                                                      Carl G. Verboncoeur
                                                      President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

SIGNATURES                     TITLE                                           DATE
----------                     -----                                           ----
/S/ CARL G. VERBONCOEUR        President and Chief Executive Officer           May 31, 2005
-------------------------
Carl G. Verboncoeur

            *                  Member of the Board of Trustees                 May 31, 2005
-------------------------
Corey A. Colehour

            *                  Member of the Board of Trustees                 May 31, 2005
-------------------------
J. Kenneth Dalton

            *                  Member of the Board of Trustees                 May 31, 2005
-------------------------
Roger Somers

            *                  Member of the Board of Trustees                 May 31, 2005
-------------------------
John O. Demaret

            *                  Member of the Board of Trustees                 May 31, 2005
-------------------------
Patrick T. McCarville

*By /S/ CARL G. VERBONCOEUR
    ------------------------

Carl G. Verboncoeur, Attorney-in-Fact, pursuant to powers of attorney for Carl
G. Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick
T. McCarville, and Roger Somers which is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 30, 2001.